Deferred tax	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Deferred tax
34 Deferred tax

Deferred tax	2023	2022

Deferred tax assets	2,350	2,433

Deferred tax liabilities	(57)	(30)

On December 31	2,293	2,403

Deferred tax assets comprise temporary differences on:	2023	2022

Real estate	(2)	(15)

Financial assets	803	1,569

Insurance and investment contracts	(599)	(1,416)

Deferred expenses, VOBA and other intangible assets	539	573

Defined benefit plans	214	196

Tax losses and credits carried forward	1,112	1,287

Other	283	239

On December 31	2,350	2,433

Deferred tax liabilities comprise temporary differences on:	2023	2022

Financial assets	(6)	(6)

Insurance and investment contracts	62	33

Deferred expenses, VOBA and other intangible assets	2	-

Other	(1)	3

On December 31	57	30

  290 | Annual Report on Form 20-F 2023

The following table provides a movement schedule of net deferred tax broken-down by those items for which a deferred tax asset or liability has been recognized.

	Real estate	Financial assets	Insurance and investment contracts	Deferred expenses, VOBA and other intangible assets	Defined benefit plans	Tax losses and credits carried forward	Other	Total

On January 1, 2023	15	(1,574)	1,449	(573)	(196)	(1,287)	(235)	(2,403)

Charged to income statement	(12)	170	(479)	12	6	49	51	(204)

Charged to OCI	-	436	(271)	-	(31)	-	-	134

Net exchange differences	-	38	(32)	19	7	26	18	76

Disposal of a business	-	2	(4)	-	-	(8)	2	(8)

Transfers to disposal groups	-	-	-	-	-	(1)	1	-

Transfer to/from other headings	-	118	-	-	-	-	(118)	-

Transfer to/from current income tax	-	-	-	-	-	109	-	109

Other	-	-	(1)	5	-	(1)	(2)	2

On December 31, 2023	2	(809)	661	(537)	(214)	(1,112)	(284)	(2,293)

On January 1, 2022	776	3,336	(4,452)	(448)	(154)	(988)	(45)	(1,974)

Charged to income statement	(75)	(2,928)	3,380	(217)	(191)	180	(105)	45

Charged to OCI	-	(2,770)	2,256	-	252	-	(56)	(319)

Net exchange differences	1	139	(163)	(28)	(12)	(24)	(22)	(109)

Disposal of a business	(1)	1	(2)	-	-	-	(3)	(5)

Transfers to disposal groups	(685)	841	306	(1)	(94)	(454)	26	(61)

Transfer to/from other headings	-	(194)	122	121	3	(27)	(26)	(1)

Transfer to/from current income tax	-	-	-	-	-	25	-	25

Other	-	-	-	-	-	-	(4)	(4)

On December 31, 2022	15	(1,574)	1,449	(573)	(196)	(1,287)	(235)	(2,403)
Transfer to/from current income tax relates to the deferred tax asset for the loss carry forward position of the Dutch fiscal unity.
Deferred tax assets are recognized for tax losses and credits carried forward to the extent that the realization of the related tax benefit through future taxable profits is probable. For an amount of gross EUR 2,564 million; an amount of tax EUR 573 million related to tax losses carried forward (2022: gross EUR 2,858 million; tax EUR 635 million) and an amount of tax EUR 583 million related to tax credits carried forward (2022: tax EUR 595 million) the realization of the deferred tax asset is dependent on the projection of future taxable profits.
For the following amounts, arranged by loss carry forward periods, the deferred tax asset is not recognized:

	Gross amounts 1)		Not recognized deferred tax assets

	2023	2022	2023	2022

< 5 years	28	58	13	16

≥ 5 – 10 years	1	7	(0)	2

≥ 10 – 15 years	-	-	65	59

≥ 15 – 20 years	-	-	-	-

Indefinitely	939	651	231	169

On December 31	969	716	308	246

1
The gross value of state tax loss carry forward is not summarized in the disclosure, due to the fact that the United States files in different state jurisdictions with various applicable tax rates and apportionment rules

Deferred corporate income tax assets in respect of deductible temporary differences are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. For the following amounts relating to deductible temporary differences the realization of the deferred corporate income tax asset is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences.

	Gross amounts		Deferred tax assets

	2023	2022	2023	2022

Deferred corporate income tax asset dependent on retaining bond and similar investments until the earlier of market recovery or maturity	4,729	6,166	993	1,295

Deferred corporate income tax asset dependent on future taxable profits	1,717	27	362	7

On December 31	6,446	6,193	1,355	1,302
In 2022 Aegon did not recognize deferred tax assets in respect of deductible temporary differences relating to Financial assets and Other items for the amount. The amount of gross EUR 29 million; tax EUR 5 million is no longer accounted for since this relates to the divested business of Poland.
The
non-recognized
deferred tax liabilities in 2022 for withholding tax and other taxes payable on the unremitted earnings of certain subsidiaries totaled gross EUR 1,758 million; tax EUR 454 million was settled in 2023.
Deferred taxes are
non-current
by nature and the majority of the deferred tax assets and liabilities will therefore reverse after more than one year after the balance sheet date.